    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 22, 1998

                                                      REGISTRATION NO. 333-08117
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--213
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 10, 1998.

Check box if it is proposed that this filing will become effective on October 30, 1998 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--213
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, MISSOURI AND NEW YORK PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated October 30, 1998.

--------------------------------------------------------------------------------

Defined Asset FundsSM
For more than 25 years, Defined Asset FundsSM has been a leader in unit investment trust research and product innovation. Our family of 'DefinedSM' Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Preselected Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF JULY 31, 1998, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Insured Portfolio--
   Risk/Return Summary..................................           3
Missouri Portfolio--Risk/Return Summary.................           6
New York Insured Portfolio--
   Risk/Return Summary..................................           9
What You Can Expect From Your Investment................          13
   Monthly Income.......................................          13
   Return Figures.......................................          13
   Records and Reports..................................          13
The Risks You Face......................................          13
   Interest Rate Risk...................................          13
   Call Risk............................................          14
   Reduced Diversification Risk.........................          14
   Liquidity Risk.......................................          14
   Concentration Risk...................................          14
   State Concentration Risk.............................          15
   Bond Quality Risk....................................          16
   Insurance Related Risk...............................          16
   Litigation and Legislation Risks.....................          17
Selling or Exchanging Units.............................          17
   Sponsors' Secondary Market...........................          17
   Selling Units to the Trustee.........................          17
   Exchange Option......................................          18
How The Fund Works......................................          18
   Pricing..............................................          18
   Evaluations..........................................          18
   Income...............................................          19
   Expenses.............................................          19
   Portfolio Changes....................................          19
   Fund Termination.....................................          20
   Certificates.........................................          20
   Trust Indenture......................................          20
   Legal Opinion........................................          21
   Auditors.............................................          21
   Sponsors.............................................          21
   Trustee..............................................          21
   Underwriters' and Sponsors' Profits                            21
   Public Distribution..................................          22
   Code of Ethics.......................................          22
   Year 2000 Issues.....................................          22
Taxes...................................................          22
Supplemental Information................................          24
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of intermediate term municipal revenue bonds with an estimated average life of abouat 7 years.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 intermediate-term tax-exempt municipal bonds with an aggregate face amount of $3,770,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Lease Rental Appropriation                         26%
/ / Municipal Water/Sewer Utilities                    10%
/ / Special Tax                                        46%
/ / State/Local Municipal Electric Utilities           9%
/ / Universities/Colleges                              9%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in lease rental appropriation and special tax bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS
           SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED ON PAGE 14.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.33
           Annual Income per unit:                           $   51.98
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.75%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.75%
           $100,000 to $249,999                          2.50%
           $250,000 to $499,999                          2.25%
           $500,000 to $999,999                          2.00%
           $1,000,000 and over                           1.75%

           Maximum Exchange Fee                          1.75%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.20
           Organization Costs
                                                     $    0.34
           Evaluator's Fee
                                                     $    0.36
           Other Operating Expenses
                                                    -----------
                                                     $    2.04
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered
           between and                          and were outstanding on
           September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND. AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High              %            %            %            %
Average
Low
---------------------------------------------------------------



Average
Sales fee             %             %


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,064.77
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
MISSOURI PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds with an aggregate face amount of $2,715,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 46% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            9%
/ / Hospitals/Health Care                              9%
/ / Lease Rental Appropriation                         28%
/ / Municipal Water/Sewer Utilities                    17%
/ / Refunded Bonds                                     8%
/ / State/Local Municipal Electric Utilities           11%
/ / Universities/Colleges                              18%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in lease rental appropriation bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. In addition, 8% of the bonds are currently unrated.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MISSOURI SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MISSOURI WHICH ARE BRIEFLY DESCRIBED ON PAGE 14.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.29
           Annual Income per unit:                           $   51.55
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.20
           Organization Costs
                                                     $    0.48
           Evaluator's Fee
                                                     $    0.48
           Other Operating Expenses
                                                    -----------
                                                     $    2.30
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Missouri Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Missouri Series were offered
           between                   and and were outstanding on
           September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND. AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High              %            %            %            %
Average
Low
---------------------------------------------------------------



Average
Sales fee             %             %


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,066.84
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Missouri state and local personal income taxes if you live in Missouri.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,435,000. The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Hospitals/Health Care                              48%
/ / Lease Rental Appropriation                         25%
/ / Municipal Water/Sewer Utilities                    15%
/ / State/Local Municipal Electric Utilities           12%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and lease rental appropriation bonds, adverse developments in this sector may affect the value of your units. In addition, 16% of the bonds are moral obligations.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED ON PAGE 14.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.35
           Annual Income per unit:                           $   52.23
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                     $    0.20
           Organization Costs
                                                     $    0.38
           Evaluator's Fee
                                                     $    0.42
           Other Operating Expenses
                                                    -----------
                                                     $    2.13
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between and and were outstanding on September
           30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High              %            %            %            %
Average
Low
---------------------------------------------------------------



Average
Sales fee             %             %


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,065.70
           (as of July 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
           UNIT PAR VALUE                          $1,000.00
           Unit par value means the total amount of money you should generally receive on each unit by the termination of the Fund (other than interest and premium on the bonds). This total amount assumes that all bonds in the Fund are either paid at maturity or called by the issuer at par or are sold by the Fund at par. If you sell your units before the Fund terminates, you may receive more or less than the unit par value.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this Program will generally be subject to state and local income taxes. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $     $0- 42,350  20.10     3.75   4.38     5.01   5.63     6.26   6.88     7.51   8.14
$ 25,351- 61,400  $ 42,351-102,300  34.70     4.59   5.36     6.13   6.89     7.66   8.42     9.19   9.95
$ 61,401-128,100  $102,301-155,950  37.42     4.79   5.59     6.39   7.19     7.99   8.79     9.59  10.39
$128,101-278,450  $155,951-278,450  41.95     5.17   6.03     6.89   7.75     8.61   9.47    10.34  11.20
OVER $278,450        OVER $278,450  45.22     5.48   6.39     7.30   8.21     9.13  10.04    10.95  11.87


                             FOR MISSOURI RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $      0- 42,350  19.37     3.72   4.34     4.96   5.58     6.20   6.82     7.44   8.06
$ 25,350- 81,400  $ 42,350-102,300  31.16     4.35   5.08     5.81   6.54     7.26   7.89     8.72   9.44
$ 81,400-128,100  $102,300-155,950  33.90     4.54   5.30     6.05   6.81     7.56   8.32     9.08   9.83
$128,100-278,450  $155,950-278,450  38.50     4.88   5.89     6.50   7.32     8.13   8.84     9.76  10.57
OVER $278,450        OVER $278,450  41.82     5.15   6.02     6.88   7.73     8.59   9.45    10.31  11.37


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $      0- 42,350  24.55     3.38   4.64     5.30   5.96     6.63   7.29     7.95   8.62
$ 25,351- 61,400  $ 42,351-102,300  36.14     4.70   5.48     6.28   7.05     7.83   8.61     9.40  10.18
$ 61,401-128,100  $102,301-155,950  38.80     4.90   5.72     6.54   7.35     8.17   8.99     9.80  10.62
$128,101-278,450  $155,951-278,450  43.24     5.29   6.17     7.05   7.83     8.81   9.69    10.57  11.45
OVER $278,450        OVER $278,450  46.43     5.60   6.53     7.47   8.40     9.33  10.27    11.20  12.13


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,350  $      0- 42,350  20.82     3.79   4.42     5.05   5.68     6.31   6.95     7.58   8.21
$ 25,351- 61,400  $ 42,351-102,300  32.93     4.47   5.22     5.96   6.71     7.46   8.20     8.95   9.69
$ 61,401-128,100  $102,301-155,950  35.73     4.67   5.45     6.22   7.00     7.78   8.56     9.34  10.11
$128,101-278,450  $155,951-278,450  40.38     5.03   5.87     6.71   7.55     8.39   9.23    10.06  10.90
OVER $278,450        OVER $278,450  43.74     5.33   6.22     7.11   8.00     8.89   9.78    10.66  11.55


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1998 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, an issuer might call its bonds if it no longer needs the money for the original purpose or, during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates. If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the each Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
   o the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
   o rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the New York Portfolio's concentrations in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits.
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability.
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the California Portfolio's concentration in special tax bonds.

Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:
   o a reduction in revenues resulting from a decline in the local economy or population; or
   o a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved and the extreme budgetary pressures have begun to lessen.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

MISSOURI RISKS

Generally

Defense-related businesses are a significant part of the Missouri economy, and changes in the industry could hurt the state's economy. Risks specific to Missouri include the following:

   o the McDonnell Douglas Corporation, based in St. Louis, is the state's largest employer;
o the number of people employed by

      McDonnell Douglas in Missouri has dropped 30% over the last four years, and any further reductions in defense spending could hurt Missouri, and St. Louis in particular, more than other areas; and

   o in 1997, McDonnell Douglas became a subsidiary of The Boeing Company. It is not clear what effect this will have on Missouri, but any loss of production operations that are currently located in Missouri could seriously hurt the state's economy.

State and Local Government

Certain state and federal laws affect taxation and spending by the state of Missouri and its local governments. For example:

   o the state constitution limits the amount of taxes, licenses and fees that Missouri and its local governments can impose without voter approval, even if needed to pay debt obligations; and

   o court-mandated funding for school desegregation in St. Louis and Kansas City accounts for as much as 5% of the state's total spending.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Defined Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of The Travelers Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W. New York, New York 10268, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than 12 months, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

MISSOURI TAXES

In the opinion of Bryan Cave LLP, Kansas City, Missouri, special counsel on Missouri tax matters:

So long as the Fund is not taxed as a corporation for federal income tax purposes it will not be taxed as a corporation under the income tax laws of the State of Missouri. If you are a Missouri income taxpayer, your income from the Fund will not be tax-exempt in Missouri unless, and only to the extent that, your share of the interest income of the Fund is derived from bonds the interest on which is exempt from taxation for Missouri income tax law purposes. Depending on where you live, your income from the Fund may be subject to other state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA, MISSOURI AND NEW YORK TRUSTS) DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 213 (California, Missouri and New York Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 213 (California, Missouri and New York Trusts) Defined Asset Funds, including the portfolios, as of July 31, 1998 and the related statements of operations and of changes in net assets for the year ended July 31, 1998 and the period August 9, 1996 to July 31, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at July 31, 1998, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 213 (California, Missouri and New York Trusts) Defined Asset Funds at July 31, 1998 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
September 30, 1998

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JULY 31, 1998












TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,634,704)(Note 1)......................                  $3,850,289
  Accrued interest receivable......................                      61,213
  Deferred organization costs......................                       2,422
                                                                   _____________

              Total trust property.................                   3,913,924

LESS LIABILITIES:
  Advance from Trustee.............................   $    2,373
  Accrued expenses.................................        2,591          4,964
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,808 units of fractional undivided
    interest outstanding (Note 3)..................    3,895,827
  Undistributed net investment income..............       13,133
                                                    _____________
                                                                     $3,908,960
                                                                   =============
UNIT VALUE ($3,908,960/3,808 units)................                   $1,026.51
                                                                   =============





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                              August 9,
                                                                  1996
                                              Year Ended            to
                                                 July 31,      July 31,
                                                    1998          1997
                                             ___________________________











INVESTMENT INCOME:
  Interest income...........................    $217,720     $215,012
  Trustee's fees and expenses...............      (4,000)      (7,989)
  Sponsors' fees............................      (1,803)      (1,605)
  Organizational expenses...................        (808)        (807)
                                              ___________________________
  Net investment income.....................     211,109      204,611
                                              ___________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................      10,413
  Unrealized appreciation of investments....      48,337      167,248
                                              ___________________________

  Net realized and unrealized gain on
    investments.............................      58,750      167,248
                                             ___________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $269,859     $371,859
                                             ===========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  August 9,
                                                                      1996
                                                  Year Ended            to
                                                     July 31,      July 31,
                                                        1998          1997
                                                  __________________________
OPERATIONS:
  Net investment income...........................  $  211,109   $  204,611
  Realized gain on securities sold
    sold or redeemed..............................      10,413











  Unrealized appreciation of investments..........      48,337      167,248
                                                  __________________________
  Net increase in net assets resulting
    from operations...............................     269,859      371,859
                                                  __________________________
INCOME DISTRIBUTIONS TO HOLDERS (Note 2)..........    (208,789)    (193,130)
                                                  __________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 229
  units .........................................    (235,361)
                                                  __________________________
NET INCREASE (DECREASE) IN NET ASSETS............    (174,291)     178,729

NET ASSETS AT BEGINNING OF PERIOD.................   4,083,251    3,904,522
                                                  __________________________
NET ASSETS AT END OF PERIOD.......................  $3,908,960   $4,083,251
                                                  ==========================
PER UNIT:
  Income distributions during period..............      $52.05       $47.84
                                                  ==========================
  Net asset value at end of period................   $1,026.51    $1,011.46
                                                  ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD..........       3,808        4,037
                                                  ==========================




                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on August 9, 1996, was based upon offer side evaluations at August 7, 1996, the day prior to the Date of Deposit. Cost of securities at August 9, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 3,808 units at Date of Deposit..............    $3,854,968
      Less sales charge...................................       171,932
                                                           ______________
      Net amount applicable to Holders....................     3,683,036
      Redemptions of units - net cost of 229 units
        redeemed less redemption amounts..................       (13,207)
      Realized gain on securities sold or redeemed........        10,413
      Unrealized appreciation of investments..............       215,585
                                                           ______________

      Net capital applicable to Holders...................    $3,895,827
                                                           ==============



  4.  INCOME TAXES

      As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $215,585, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,634,704 at July 31, 1998.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF JULY 31, 1998

                                            Rating                                       Optional











    Portfolio No. and Title of                of            Face                         Redemption
            Securities(4)                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)      Value(2)
            _____________                   _________       ______  ______ _____________ _____________        _______      ________
 1 California Educl. Fac. Auth. Rfdg.         AAA       $  350,000   5.750%   2018       06/01/05          $  347,816    $  368,021
   Rev. Bonds (Coll. of Osteopathic                                                      @ 102.000
   Medicine of the Pacific), Ser. 1995
   (Connie Lee Ins.)

 2 Northern California Pwr. Agy.,             AAA          350,000   5.500    2016       07/01/03            343,753       359,905
   Hydroelectric Proj. Number One, Rev.                                                  @ 102.000
   Bonds, Rfdg. Ser 1993 A (MBIA
   Ins.)

 3 Los Angeles County, CA,                    AAA          500,000   5.250    2023       07/01/03            469,200       500,550
   Metropolitan Transportation                                                           @ 102.000
   Authority, Proposition C Sales Tax
   Revenue Bonds, Second Senior Bonds,
   Ser. 1993 B (AMBAC Ins.)

 4 Brea Redevelopment Agency (Orange          AAA          620,000   5.750    2023       08/01/03            621,277       649,041
   County, CA), 1993 Tax Allocation                                                      @ 102.000
   Refunding Bonds (Redevelopment
   Project AB) (MBIA Ins.)

 5 Culver City, CA, Redevelopment             AAA          600,000   5.000    2023       11/01/03            542,208       582,366
   Finance Authority, 1993 Tax                                                           @ 102.000
   Allocation Refunding Revenue Bonds
   (AMBAC Ins.)

 6 Los Angeles, CA, Conv. and                 AAA          600,000   5.125    2021       08/15/03            554,292       591,606
   Exhibition Ctr. Auth., Lease Rev.                                                     @ 102.000
   Bonds, Rfdg. Ser. 1993 A (MBIA
   Ins.)

 7 Oakland, CA, Jt. Pwr. Fin. Auth.,          AAA          380,000   5.750    2021       08/01/06            381,626       402,523
   Lease Rev. Bonds (Oakland Admin.                                                      @ 102.000
   Bldg.), Ser. 1996 (AMBAC Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF JULY 31, 1998

                                            Rating                                       Optional
    Portfolio No. and Title of                of            Face                         Redemption
            Securities(4)                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)      Value(2)
            _____________                   _________       ______  ______ _____________ _____________        _______      ________











 8 Pomona, CA, Pub. Fin. Auth., 1996          AAA       $  370,000   5.900%   2025       12/01/05         $  374,532    $  396,277
   Rev. Bonds (Swr. Projs.), Ser. Q                                                      @ 102.000
   (MBIA Ins.)

                                                     ______________                                     _____________ _____________
TOTAL                                                   $3,770,000                                        $3,634,704    $3,850,289
                                                     ==============                                     ============= =============



                  See Notes to Portfolios on Pages D-20 and D-21.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JULY 31, 1998

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,620,243)(Note 1)......................                  $2,780,873
  Accrued interest receivable......................                      37,264
  Cash.............................................                         892
  Deferred organization costs......................                       1,968
                                                                   _____________

              Total trust property.................                   2,820,997

LESS LIABILITY - Accrued expenses..................                       2,251
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,748 units of fractional undivided
    interest outstanding (Note 3)..................   $2,809,112
  Undistributed net investment income..............        9,634
                                                    _____________
                                                                     $2,818,746
                                                                   =============
UNIT VALUE ($2,818,746/2,748 units)................                   $1,025.74
                                                                   =============
















                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                              August 9,
                                                                  1996
                                              Year Ended            to
                                                 July 31,      July 31,
                                                    1998          1997
                                             ___________________________
INVESTMENT INCOME:
  Interest income...........................    $156,506     $175,311
  Trustee's fees and expenses...............      (3,236)      (7,140)
  Sponsors' fees............................      (1,334)      (1,304)
  Organizational expenses...................        (656)        (656)
                                              ___________________________
  Net investment income.....................     151,280      166,211
                                              ___________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................      11,807
  Unrealized appreciation of investments....      12,604      148,026
                                              ___________________________

  Net realized and unrealized gain on
    investments.............................      24,411      148,026
                                             ___________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $175,691     $314,237
                                             ===========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   August 9,
                                                                       1996
                                                   Year Ended            to
                                                      July 31,      July 31,
                                                         1998          1997
                                                  __________________________

OPERATIONS:
  Net investment income...........................  $  151,280   $  166,211
  Realized gain on securities
    sold or redeemed..............................      11,807
  Unrealized appreciation of investments..........      12,604      148,026
                                                  __________________________
  Net increase in net assets resulting
    from operations...............................     175,691      314,237
                                                  __________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income..........................................    (149,496)    (157,178)
  Principal.......................................     (15,070)
                                                  __________________________
  Total distributions.............................    (164,566)    (157,178)
                                                  __________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 532
    units........................................    (535,926)
                                                  __________________________
NET INCREASE (DECREASE) IN NET ASSETS............    (524,801)     157,059

NET ASSETS AT BEGINNING OF PERIOD.................   3,343,547    3,186,488
                                                  __________________________
NET ASSETS AT END OF PERIOD.......................  $2,818,746   $3,343,547
                                                  ==========================
PER UNIT:
  Income distributions during period..............      $51.50       $47.92
                                                  ==========================
  Principal distributions during period...........       $5.26
                                                  ==========================
  Net asset value at end of period................   $1,025.74    $1,019.37
                                                  ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD..........       2,748        3,280
                                                  ==========================















                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (MISSOURI TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on August 9, 1996, was based upon offer side evaluations at August 7, 1996, the day prior to the Date of Deposit. Cost of securities at August 9, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 2,748 units at Date of Deposit..............    $2,794,277
      Less sales charge...................................       124,622
                                                           ______________
      Net amount applicable to Holders....................     2,669,655
      Redemptions of units - net cost of 532 units
        redeemed less redemption amounts..................       (17,910)
      Realized gain on securities sold or redeemed........        11,807
      Principal distributions.............................       (15,070)
      Unrealized appreciation of investments..............       160,630











                                                           ______________

      Net capital applicable to Holders...................    $2,809,112
                                                           ==============



  4.  INCOME TAXES

      As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $160,630, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,620,243 at July 31, 1998.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213,
DEFINED ASSET FUNDS

PORTFOLIO OF THE MISSOURI TRUST
AS OF JULY 31, 1998

                                           Rating                                       Optional
    Portfolio No. and Title of               of            Face                         Redemption
            Securities                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            __________                     _________       ______  ______ _____________ _____________          _______      ________
 1 Health and Educational Facilities         AAA       $  500,000   4.750%   2016       10/01/03            $  443,480    $  477,120
   Authority of the State of Missouri,                                                  @ 102.000
   Health and Educational Facilities
   Refunding Revenue Bonds (St. Louis
   University), Ser. 1993 (AMBAC Ins.)
   (5)

 2 Regional Conv. & Sports Complex           A+           250,000   5.500    2021       08/15/03               237,003       255,698
   Auth., MO, Conv. & Sports Fac. Proj.                                                 @ 102.000
   & Rfdg. Bonds, Ser. 1993 A

 3 City of Carthage, MO, Combined Wtr.       NR           210,000   6.500    2016(6)    07/01/04               215,687       235,066
   Wks. & Wastewater Treatment Sys.                                                     @ 101.000
   Rev. Bonds, Ser. 1996 B

 4 City of Sikeston, MO, Elec. Sys.          AAA          300,000   5.000    2022       06/01/06               277,479       291,834
   Rev. Rfdg. Bonds, Ser. 1996 (MBIA                                                    @ 101.000
   Ins.) (5)

 5 City of Springfield, MO, Waterworks       Aa(m)        450,000   5.375    2014       05/01/03               441,144       460,305
   Rfdg. and Imp. Rev. Bonds, Ser. 1993                                                 @ 102.000
   A.












 6 The Industrial Dev. Auth. of the          AAA          250,000   5.750    2022       03/01/06               250,000       263,738
   City of Hannibal, MO, Hlth. Fac.                                                     @ 102.000
   Rev. Bonds (Hanibal Regl. Hosp.),
   Ser 1996 A (FSA Ins.) (5)

 7 Kansas City, MO, Municipal                AAA          310,000   5.750    2014       01/15/06               315,183       329,242
   Assisstance Corp., Leasehold Revenue                                                 @ 101.000
   Capital Improvement Bonds, Ser. 1996
   B (AMBAC Ins.) (5)

 8 St. Louis Mun. Fin. Corp., MO, City       AAA          195,000   6.000    2019       02/15/06               197,422       210,958
   Justice Ctr. Leasehold Rev. Imp.                                                     @ 102.000
   Bonds, Ser. 1996 A (AMBAC Ins.) (5)



MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213,
DEFINED ASSET FUNDS

PORTFOLIO OF THE MISSOURI TRUST
AS OF JULY 31, 1998

                                           Rating                                       Optional
    Portfolio No. and Title of               of            Face                         Redemption
            Securities                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            __________                     _________       ______  ______ _____________ _____________          _______      ________
 9 Puerto Rico Hwy. and Trans. Auth.,        A         $  250,000   5.500%   2026       07/01/06            $  242,845    $  256,912
   Hwy. Rev. Bonds, Ser Y.                                                              @ 101.500

                                                    ______________                                        _____________ ____________
TOTAL                                                  $2,715,000                                           $2,620,243    $2,780,873
                                                    ==============                                        ============= ============



                  See Notes to Portfolios on Pages D - 20 and D - 21.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (NEW YORK INSURED TRUST),











DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JULY 31, 1998

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,360,716)(Note 1)......................                  $3,540,312
  Accrued interest receivable......................                      43,816
  Cash.............................................                       9,516
  Deferred organization costs......................                       2,423
                                                                   _____________

              Total trust property.................                   3,596,067

LESS LIABILITY - Accrued expenses..................                       2,511
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  3,492 units of fractional undivided
    interest outstanding (Note 3)..................   $3,581,476
  Undistributed net investment income..............       12,080
                                                    _____________
                                                                     $3,593,556
                                                                   =============
UNIT VALUE ($3,593,556/3,492 units)................                   $1,029.08
                                                                   =============





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                              August 9,
                                                                  1996
                                              Year Ended            to
                                                 July 31,      July 31,
                                                    1998          1997











                                             ___________________________
INVESTMENT INCOME:
  Interest income...........................    $200,618     $215,579
  Trustee's fees and expenses...............      (3,836)      (8,071)
  Sponsors' fees............................      (1,687)      (1,605)
  Organizational expenses...................        (808)        (808)
                                              ___________________________
  Net investment income.....................     194,287      205,095
                                              ___________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      13,189       (2,087)
  Unrealized appreciation of investments....      27,870      151,726
                                              ___________________________

  Net realized and unrealized gain on
    investments.............................      41,059      149,639
                                             ___________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $235,346     $354,734
                                             ===========================





                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  August 9,
                                                                      1996
                                                  Year Ended            to
                                                     July 31,      July 31,
                                                        1998          1997
                                                   __________________________
OPERATIONS:
  Net investment income...........................  $  194,287   $  205,095
  Realized gain (loss) on securities
    sold or redeemed..............................      13,189       (2,087)











  Unrealized appreciation of investments..........      27,870      151,726
                                                   __________________________
  Net increase in net assets resulting
    from operations..............................     235,346      354,734
                                                   __________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income..........................................    (192,332)    (193,670)
  Principal.......................................     (17,434)
                                                   __________________________
  Total distributions.............................    (209,766)    (193,670)
                                                   __________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 454
  and 92 units, respectively......................    (462,077)     (88,913)
                                                   __________________________
NET INCREASE (DECREASE) IN NET ASSETS.............    (436,497)      72,151

NET ASSETS AT BEGINNING OF PERIOD.................   4,030,053    3,957,902
                                                   __________________________
NET ASSETS AT END OF PERIOD.......................  $3,593,556   $4,030,053
                                                   ==========================
PER UNIT:
  Income distributions during period..............      $52.19       $48.36
                                                   ==========================
  Principal distributions during period...........       $4.74
                                                   ==========================
  Net asset value at end of period................   $1,029.08    $1,021.30
                                                   ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD..........       3,492        3,946
                                                   ==========================




                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.












      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on August 9, 1996, was based upon offer side evaluations at August 7, 1996, the day prior to the Date of Deposit. Cost of securities at August 9, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 3,492 units at Date of Deposit..............    $3,582,491
      Less sales charge...................................       159,759
                                                           ______________
      Net amount applicable to Holders....................     3,422,732
      Redemptions of units - net cost of 546 units
        redeemed less redemption amounts..................       (14,520)
      Realized gain on securities sold or redeemed........        11,102
      Principal distributions.............................       (17,434)
      Unrealized appreciation of investments..............       179,596
                                                           ______________

      Net capital applicable to Holders...................    $3,581,476
                                                           ==============



  4.  INCOME TAXES

      As of July 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $179,596, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,360,716 at July 31, 1998.

MUNICIPAL INVESTMENT TRUST FUND,











MULTISTATE SERIES - 213,
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK INSURED TRUST (INSURED)
AS OF JULY 31, 1998

                                         Rating                                       Optional
    Portfolio No. and Title of             of            Face                         Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            ______________               _________       ______  ______ _____________ _____________          _______      ________
 1 Dormitory Auth. of the State of          AAA      $  560,000   5.750%   2021       07/01/06            $  560,000    $  591,601
   New York, Rev. Bonds (Dept. of                                                     @ 102.000
   Educ. of the State of New York
   Issue), Ser. 1996 (CAPMAC Ins.)

 2 Dormitory Auth. of the State             AAA         535,000   5.250    2016       02/15/06               509,523       538,579
   of New York, Mental Hlth. Svcs.                                                    @ 102.000
   Facs. Imp. Rev. Bonds, Ser.
   1996 C (MBIA Ins.)

 3 Dormitory Auth. of the State             AAA         545,000   5.250    2015       07/01/06              516,813        548,744
   of New York, The John T. Mather                                                    @ 102.000
   Mem. Hosp. Ins. Rev. Bonds, Ser
   1996 (Connie Lee Ins.)

 4 New York State Urban Development         AAA         315,000   5.000    2017       01/01/04              290,370        309,777
   Corporation, Correctional Facilities                                               @ 102.000
   Revenue Bonds, Refunding Ser. 1993 A
   (AMBAC Ins.)

 5 New York City, NY, Hlth. and Hosp.       AAA         560,000   5.750    2022       02/15/03             560,000         582,535
   Corp., Hlth. Sys. Bonds, Ser 1993 A                                                @ 102.000
   (AMBAC Ins.)

 6 New York City, NY, Municipal Water       AAA         100,000   5.750    2020       06/15/04             100,000         105,090
   Finance Authority, Water and Sewer                                                 @ 101.500
   System Rev. Bonds, Fixed Rate Fiscal
   Ser. 199F (MBIA Ins.)

 7 Water Auth. of Western Nassau Cnty.,     AAA         415,000   5.650    2026       05/01/06             415,000         434,277
   NY Wtr. Sys. Rev. Bonds, Ser 1996                                                  @ 102.000
   (AMBAC Ins.)

 8 New York City, NY, Muni Water Fin.       AAA         405,000   5.875    2025       06/15/05             409,010         429,709
   Auth. Water & Sewer Sys. Rev.                                                      @ 101.000
   Bonds Fiscal Ser 1996 A (MBIA Ins.)

                                                   ______________                                     ______________ ______________
TOTAL                                                $3,435,000                                         $3,360,716      $3,540,312
                                                   ==============                                     ============== ==============














                  See Notes to Portfolios Pages D - 20 and D - 21.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA, MISSOURI AND NEW YORK TRUSTS) DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
AS OF JULY 31, 1998

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. A description of the rating symbols and their meanings appears under "Descriptions of Ratings" in this Prospectus, Part B.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

   (5) Insured by the indicated municipal bond insurance company. See "Risk Factors - Bonds Backed by Letters of Credit or
       Insurance" in this Prospectus, Part B.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 213 (CALIFORNIA, MISSOURI AND NEW YORK TRUSTS) DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
AS OF JULY 31, 1998

   (6) Bonds with an aggregate face amount of $210,000, for the Missouri Trust, have been pre-refunded and are expected to be called for redemption on the optional redemption provision date shown.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--213
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-08117) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     15346--10/98

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Insured Series--207, 1933 Act File No. 33-54037).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--213
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--213, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 22ND DAY OF OCTOBER, 1998.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 33-43466 and 33-51607


      HERBERT M. ALLISON, JR.
      STEPHEN L. HAMMERMAN
      DAVID H. KOMANSKY
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753, 33-55073
                                                              and 333-10441


      JAMES DIMON
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)